Shareholder Report, Holdings (Details)	May 31, 2025
C000245604 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000245604 | 31607A703 | Fidelity Investments Money Market Government Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000245604 | 67066G104 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000245604 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000245604 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000245604 | 46625H100 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000245604 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000245604 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000245604 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000245604 | 57636Q104 | MasterCard, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000245604 | Technology00724F101
Holdings [Line Items]
Percent of Total Investments	89.70%
C000245604 | Cash & Equivalent31607A703
Holdings [Line Items]
Percent of Total Investments	6.00%
C000245604 | U.S. Treasury Obligations912797PU5
Holdings [Line Items]
Percent of Total Investments	4.30%
C000245604 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000245604 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000245604 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000245604 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000245604 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000245604 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000245604 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000245604 | Communications
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000245604 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000245604 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000245604 | Technology
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000089323 | 825252406 | Invesco Treasury Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000089323 | 115236101 | Brown & Brown, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000089323 | 693475105 | PNC Financial Services Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000089323 | 303901102 | Fairfax Financial Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000089323 | G29183103 | Eaton Corp. PLC
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000089323 | 743315103 | Progressive Corp. (The)
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000089323 | 363576109 | Arthur J. Gallagher & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000089323 | 37959E102 | Globe Life, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000089323 | 002824100 | Abbott Laboratories
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000089323 | G3223R108 | Everest Re Group, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000089323 | Long_Equity Option
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000089323 | Long_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000089323 | Long_Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000089323 | Long_Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000089323 | Long_Materials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000089323 | Long_Energy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000089323 | Long_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000089323 | Long_Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000089323 | Long_Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000089323 | Long_Money Market
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000089323 | Long_Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000089323 | Long_Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000089323 | Long_Financials
Holdings [Line Items]
Percent of Net Asset Value	37.00%
C000089323 | Short_Energy
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000089323 | Short_Communications
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000089323 | Short_Industrials
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000089323 | Short_Health Care
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000089323 | Short_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000089323 | Short_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	(3.90%)
C000089323 | Short_Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	(5.40%)
C000089323 | Short_Financials
Holdings [Line Items]
Percent of Net Asset Value	(16.90%)